Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	[1]	$ 180
Amortization		66	$ 57
Intangible assets other than goodwill at end of period		232	180	[1]
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		180	203
Additions		125	25
Amortization		(66)	(57)
Foreign exchange		(7)	9
Intangible assets other than goodwill at end of period		232	180
Total Cost [member] | Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		2,043
Intangible assets other than goodwill at end of period		2,158	2,043
Accumulated depreciation and amortisation [member] | Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period		(1,863)
Intangible assets other than goodwill at end of period		$ (1,926)	$ (1,863)

[1]	Restated (Note 5)